Equity (Details) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Equity (Details) [Line Items]
Issuance of shares	7,000,000		9,600,000	1,700,000			4,600,000
Aggregate shares issued							153,333
Exercised shares issued	233,333		320,000	56,667
Warrants [Member]
Equity (Details) [Line Items]
Issuance of shares			19,200,000	3,400,000
Aggregate ordinary shares issued			640,000	113,333
Intrinsic value of warrants (in Dollars)
Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares			19,200,000
Offering sale of units			640,000
IPO [Member]
Equity (Details) [Line Items]
Underwriting discounts and commissions (in Dollars)						$ 92,000,000
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares			19,200,000	3,400,000			4,600,000
Aggregate shares issued				113,333
Aggregate ordinary shares issued							153,333
Aggregate shares			640,000
Class A Ordinary Shares [Member] | Warrants [Member]
Equity (Details) [Line Items]
Issuance of shares							2,300,000
Exercised shares issued							76,667
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of totaling							642,145
Issuance of shares							19,264,337
Ordinary shares price (in Dollars)							$ 156.9
Per share price (in Dollars per share)							$ 5.23
November 2020 Offering [Member]
Equity (Details) [Line Items]
Issuance of totaling					266,666		153,333
Issuance of shares				3,400,000	8,000,000		4,600,000
Ordinary shares price (in Dollars)					$ 157.5
Per share price (in Dollars per share)					$ 5.25
Underwriting discounts and commissions (in Dollars)					$ 42,000,000
Net proceeds (in Dollars)				$ 17,000,000			$ 23,000,000
Offering sale of units				113,333
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares			13,600,000
November 2020 Offering [Member] | February 2021 Offering [Member]
Equity (Details) [Line Items]
New warrants term			5 years
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)			$ 331.8
Aggregate shares			453,333
Offering shares			453,333
Aggregate net proceeds (in Dollars)			$ 68,000,000
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares			13,600,000
Per share price (in Dollars per share)			$ 11.06
November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of totaling			453,333
November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares			13,600,000
February 2021 Offering [Member]
Equity (Details) [Line Items]
Issuance of shares			19,200,000
Per share price (in Dollars per share)			$ 5
Net proceeds (in Dollars)			$ 90,000,000
Aggregate offering units			640,000
Aggregate price per unit (in Dollars per share)			$ 150
February 2021 Offering [Member] | Warrants [Member]
Equity (Details) [Line Items]
Per share price (in Dollars per share)			5.25
Warrant exercise price (in Dollars per share)			$ 157.5
March 2021 Offering [Member]
Equity (Details) [Line Items]
Issuance of shares	14,000,000	14,000,000
Per share price (in Dollars per share)	$ 6.1	$ 6.1
Net proceeds (in Dollars)	$ 80,000,000
Aggregate offering units		466,667
Aggregate price per unit (in Dollars per share)		$ 183
Offering shares	466,667
March 2021 Offering [Member] | Warrants [Member]
Equity (Details) [Line Items]
Issuance of shares	14,000,000
Per share price (in Dollars per share)	$ 6.59	6.59
Aggregate shares	466,667
Warrant exercise price (in Dollars per share)		$ 197.7
March 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Issuance of shares	14,000,000
Aggregate shares	466,667